RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Expenditures incurred on behalf of the company	$ 46,495	$ 74,357
Amounts payable and accrued liabilities to related parties	$ 30,698		$ 32,979
Number of shares held	89,240
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	$ 33,101	$ 33,866